Earnings per share	9 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
NOTE 4 - Earnings per share

Weighted average number of common shares outstanding:

	Three months		Nine months
	ended September 30,		ended September 30,
	2019	2018	2019	2018
Issued common shares at beginning of period	69,718,706	60,742,923	64,676,256	56,378,306
Effect of shares issued	255,435	776,449	3,819,664	2,920,675
Weighted average number of common shares outstanding – basic	69,974,141	61,519,372	68,495,920	59,298,981

Weighted average number of shares outstanding – diluted	69,974,141	61,519,372	68,495,920	59,298,981

There is no difference in diluted as compared to basic earnings per share as the impact would be antidilutive as a result of the net loss.